Financial assets and liabilities - Summary of reconciliation of liabilities arising from financing activities (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non cash bond guarantees	$ 3,110	$ 3,110